Payments, by Government - 12 months ended Dec. 31, 2025 - CAD ($)	Taxes	Royalties	Fees	Bonuses	Infrastructure	Total Payments
Total	$ 363,210,000	$ 54,080,000	$ 72,690,000	$ 17,420,000	$ 2,540,000	$ 509,940,000
BRAZIL
Total	490,000	20,540,000	11,130,000			32,160,000
BRAZIL | Federal Government of Brazil [Member]
Total	250,000	10,270,000	530,000			11,050,000
BRAZIL | State of Mato Grosso [Member]
Total			5,000,000			5,000,000
BRAZIL | State of Minas Gerais [Member]
Total	70,000		40,000			110,000
PERU
Total	362,720,000	33,540,000	61,560,000	17,420,000	2,540,000	477,780,000
PERU | Association of Artisanal Fishermen of Puerto Tambo de Mora [Member]
Total				70,000		70,000
PERU | City of Chincha [Member]
Total					330,000	330,000
PERU | City of Pasco [Member]
Total					$ 940,000	940,000
PERU | Community of Chavin [Member]
Total				1,110,000		1,110,000
PERU | Community of Chiuruco [Member]
Total				270,000		270,000
PERU | Community of Huancamachay [Member]
Total				110,000		110,000
PERU | Community of Joraoniyoc [Member]
Total				390,000		390,000
PERU | Community of La Quinua [Member]
Total				80,000		80,000
PERU | Community of Machcan [Member]
Total				780,000		780,000
PERU | Community of San Francisco de Asis de Yarusyacan [Member]
Total				610,000		610,000
PERU | Community of San Juan of Milpo [Member]
Total				4,310,000		4,310,000
PERU | Community of San Miguel [Member]
Total				520,000		520,000
PERU | Community of San Ramon de Yanapampa [Member]
Total				150,000		150,000
PERU | Community of Shipasbmba [Member]
Total				$ 310,000		310,000
PERU | Government of Peru [Member]
Total	$ 181,360,000	$ 16,770,000	$ 30,780,000			$ 228,910,000